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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 660 White Plains Road
         Suite 400
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 332-5063

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York   11/11/1999
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $144,707,555



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                            FORM 13F
                                                      Arthur D. Charpentier
                                               ITEM 4:                                   ITEM 7:              ITEM 8:
                      ITEM 2:       ITEM 3:    FAIR           ITEM 5:      ITEM 6:       MANAGERS
ITEM 1:               TITLE         CUSIP      MARKET         SHRS OR      INVESTMENT    See          VOTING AUTHORITY (shares)
NAME OF ISSUER        OF CLASS      NUMBER     VALUE          PRN AMT      DISCRETION    INSTR. V     SOLE   SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    --------     ----   ------  -----

C.H. Robinson
  Worldwide, Inc.     Common        12541W100     4,210,938      125,000   sole                       125,000
Capital One
  Finiancial Corp.    Common        14040H105    30,716,400      787,600   sole                       787,600
ChoicePoint Inc.      Common        170388102     1,266,650       18,800   sole                        18,800
Conseco Inc.          Common        550819106    10,196,730      536,670   sole                       536,670
Equifax Inc.          Common        294429105    11,614,219      412,950   sole                       412,950
Gulf Canada
  Resources           Common        40218L305     5,025,000    1,200,000   sole                     1,200,000
Hub Group Inc. CL-A   Common        443320106     3,780,938      185,000   sole                       185,000
IndyMac Mortgage
  Holdings Inc.       Common        44977L100    11,977,500      798,500   sole                       798,500
Litchfield
  Financial Corp.     Common        536619109    14,263,745      592,779   sole                       592,779
Lydall Inc.           Common        550819106     2,344,031      227,300   sole                       227,300
National Data Corp.   Common        635621105    13,481,000      518,500   sole                       518,500
Ocean Energy Inc.     Common        67481E106       509,375       50,000   sole                        50,000
Schawk Inc.           Common        806373106     7,877,269      807,925   sole                       807,925
Charles Schwab Corp.  Common        808513105    27,443,761      820,748   sole                       820,748
COLUMN TOTAL                                    144,707,555





















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